SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Lease
Operating lease ROU assets	$ 708,944	$ 668,259
Operating lease liabilities - current	82,653	68,291
Operating lease liabilities - non-current	626,291	602,735
Total operating lease liabilities	$ 708,944	$ 671,026